Trade receivables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Receivabless [line items]
Provision for revenue cancellation		R$ (3,136)	R$ (5,212)	R$ (5,655)	R$ (5,421)
Total trade receivables		122,039	91,916
Current		115,115	88,130
Non-current		6,924	3,786
Interest rate for Special Installment Payment receivable	1.34%
Discount rate for Special Installment Payment receivable	2.76%
Cost
Trade Receivabless [line items]
Tuition fees		206,107	161,049
FIES and UNIEDU Guaranteed Credits		4,041	7,196
PEP - Special Installment Payment		17,155	8,542
Provision for revenue cancellation		(3,136)	(5,212)
Total trade receivables		70,216	72,647
Allowance
Trade Receivabless [line items]
Total trade receivables		R$ (102,128)	R$ (79,659)